N-4	Jun. 18, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	Midland National Life Separate Account C
Entity Central Index Key	0000906564
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2023
Amendment Flag	false
Item 17. Portfolio Companies (N-4) [Text Block]
Effective August 1, 2024, the Fidelity® VIP Value Strategies Service 2 Portfolio, which was closed to new investment allocations, will resume accepting new investment allocations.

The following information about the Fidelity® VIP Value Strategies Service 2 Portfolio is hereby added to the appendix to the Initial Summary Prospectus:

Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-Year Return	5-Year Return	10-Year Return
Growth	Fidelity® VIP Value Strategies Service 2 Fidelity Investments	0.85%	20.61%	16.63%	9.10%

Additional Investment Options
Effective August 1, 2024, the following new investment options will be available under the Contract:

Type	Portfolio and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of 12/31/23)
			1-Year Return	5-Year Return	10-Year Return
Large Growth	Janus Henderson VIT Forty Svc Janus Henderson	0.80%	39.65%	16.64%	13.45%
Mid-Cap Growth	LVIP American Century Cap Apprec Svc[1] Lincoln Financial	0.94%	20.55%	13.09%	9.19%
World Stock	PIMCO VIT StocksPLUS® Global Port Adv[1] PIMCO	0.91%	22.84%	11.41%	6.43%
Large Blend	Putnam VT Core Equity IB Franklin Templeton Investments	0.95%	28.08%	16.90%	11.95%
Emerging Markets	Putnam VT Emerging Markets Equity Fd IB1 Franklin Templeton Investments	1.34%	11.39%	4.35%	1.87%
Foreign Large Blend	Putnam VT Focused Intl Eq IB1 Franklin Templeton Investments	1.07%	19.25%	8.88%	5.66%
Asset Allocation	Putnam VT George Putnam Balanced IB Franklin Templeton Investments	0.92%	19.90%	10.43%	8.03%
Asset Allocation	Putnam VT Global Asset Allocation IB1 Franklin Templeton Investments	1.11%	17.48%	8.14%	6.35%
Health	Putnam VT Global Health Care IB Franklin Templeton Investments	1.01%	9.13%	13.48%	10.15%
High Yield Bond	Putnam VT High Yield IB Franklin Templeton Investments	1.00%	12.13%	4.60%	3.62%
Foreign Large Blend	Putnam VT International Equity IB Franklin Templeton Investments	1.10%	18.51%	9.05%	3.70%
Foreign Large Value	Putnam VT International Value IB Franklin Templeton Investments	1.13%	18.68%	9.70%	3.88%
Large Growth	Putnam VT Large Cap Growth IB Franklin Templeton Investments	0.90%	44.47%	18.49%	14.40%

Large Value	Putnam VT Large Cap Value IB Franklin Templeton Investments	0.82%	15.67%	14.50%	10.26%
Large Blend	Putnam VT Research IB Franklin Templeton Investments	0.99%	28.86%	16.15%	11.95%
Small Company	Putnam VT Small Cap Growth IB Franklin Templeton Investments	1.14%	23.14%	15.44%	8.10%
Small Company	Putnam VT Small Cap Value IB Franklin Templeton Investments	1.03%	23.75%	14.17%	7.81%

[1] This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.

Corresponding changes are hereby made throughout the Prospectus, Initial Summary Prospectus, and Updating Summary Prospectus.

Prospectuses Available [Text Block]
Effective August 1, 2024, the Fidelity® VIP Value Strategies Service 2 Portfolio, which was closed to new investment allocations, will resume accepting new investment allocations.

The following information about the Fidelity® VIP Value Strategies Service 2 Portfolio is hereby added to the appendix to the Initial Summary Prospectus:
Effective August 1, 2024, the following new investment options will be available under the Contract:
C000021048 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Growth
Portfolio Company Name [Text Block]	Fidelity® VIP Value Strategies Service 2
Portfolio Company Adviser [Text Block]	Fidelity Investments
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	20.61%
Average Annual Total Returns, 5 Years [Percent]	16.63%
Average Annual Total Returns, 10 Years [Percent]	9.10%
C000028736 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Janus Henderson VIT Forty Svc
Portfolio Company Adviser [Text Block]	Janus Henderson
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	39.65%
Average Annual Total Returns, 5 Years [Percent]	16.64%
Average Annual Total Returns, 10 Years [Percent]	13.45%
C000247623 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Mid-Cap Growth
Portfolio Company Name [Text Block]	LVIP American Century Cap Apprec Svc[1]
Portfolio Company Adviser [Text Block]	Lincoln Financial
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	20.55%
Average Annual Total Returns, 5 Years [Percent]	13.09%
Average Annual Total Returns, 10 Years [Percent]	9.19%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.

C000085712 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	World Stock
Portfolio Company Name [Text Block]	PIMCO VIT StocksPLUS® Global Port Adv[1]
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	22.84%
Average Annual Total Returns, 5 Years [Percent]	11.41%
Average Annual Total Returns, 10 Years [Percent]	6.43%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.

C000010856 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Putnam VT Core Equity IB
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	28.08%
Average Annual Total Returns, 5 Years [Percent]	16.90%
Average Annual Total Returns, 10 Years [Percent]	11.95%
C000010854 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Emerging Markets
Portfolio Company Name [Text Block]	Putnam VT Emerging Markets Equity Fd IB1
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.34%
Average Annual Total Returns, 1 Year [Percent]	11.39%
Average Annual Total Returns, 5 Years [Percent]	4.35%
Average Annual Total Returns, 10 Years [Percent]	1.87%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.

C000010890 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam VT Focused Intl Eq IB1
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	19.25%
Average Annual Total Returns, 5 Years [Percent]	8.88%
Average Annual Total Returns, 10 Years [Percent]	5.66%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.

C000010886 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Putnam VT George Putnam Balanced IB
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	19.90%
Average Annual Total Returns, 5 Years [Percent]	10.43%
Average Annual Total Returns, 10 Years [Percent]	8.03%
C000010888 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Asset Allocation
Portfolio Company Name [Text Block]	Putnam VT Global Asset Allocation IB1
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.48%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	6.35%
Temporary Fee Reductions, Current Expenses [Text Block]	This Investment Option is subject to an expense reimbursement and/or fee waiver arrangement resulting in a temporary expense reduction, which is reflected in the table. See the Investment Option’s prospectus for additional information.

C000010844 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Health
Portfolio Company Name [Text Block]	Putnam VT Global Health Care IB
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	9.13%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	10.15%
C000010846 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	High Yield Bond
Portfolio Company Name [Text Block]	Putnam VT High Yield IB
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	12.13%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	3.62%
C000010850 1 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Blend
Portfolio Company Name [Text Block]	Putnam VT International Equity IB
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	18.51%
Average Annual Total Returns, 5 Years [Percent]	9.05%
Average Annual Total Returns, 10 Years [Percent]	3.70%
C000010850 2 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Foreign Large Value
Portfolio Company Name [Text Block]	Putnam VT International Value IB
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	18.68%
Average Annual Total Returns, 5 Years [Percent]	9.70%
Average Annual Total Returns, 10 Years [Percent]	3.88%
C000010842 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Growth
Portfolio Company Name [Text Block]	Putnam VT Large Cap Growth IB
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	44.47%
Average Annual Total Returns, 5 Years [Percent]	18.49%
Average Annual Total Returns, 10 Years [Percent]	14.40%
C000010884 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Value
Portfolio Company Name [Text Block]	Putnam VT Large Cap Value IB
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	15.67%
Average Annual Total Returns, 5 Years [Percent]	14.50%
Average Annual Total Returns, 10 Years [Percent]	10.26%
C000010870 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Large Blend
Portfolio Company Name [Text Block]	Putnam VT Research IB
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	28.86%
Average Annual Total Returns, 5 Years [Percent]	16.15%
Average Annual Total Returns, 10 Years [Percent]	11.95%
C000010862 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Putnam VT Small Cap Growth IB
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	23.14%
Average Annual Total Returns, 5 Years [Percent]	15.44%
Average Annual Total Returns, 10 Years [Percent]	8.10%
C000010872 [Member]
Prospectus:
Portfolio Company Objective [Text Block]	Small Company
Portfolio Company Name [Text Block]	Putnam VT Small Cap Value IB
Portfolio Company Adviser [Text Block]	Franklin Templeton Investments
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	23.75%
Average Annual Total Returns, 5 Years [Percent]	14.17%
Average Annual Total Returns, 10 Years [Percent]	7.81%